Document And Entity Information	Jun. 18, 2026
Document Information [Line Items]
Entity, Registrant Name	TEUCRIUM COMMODITY TRUST
Document, Type	8-K
Document, Period End Date	Jun. 18, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34765
Entity, Tax Identification Number	61-1604335
Entity, Address, Address Line One	Three Main Street, Suite 215
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	VT
Entity, Address, Postal Zip Code	05401
City Area Code	802
Local Phone Number	540-0019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001471824
TeucriumCornFund Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Teucrium Corn Fund
Trading Symbol	CORN
Security Exchange Name	NYSE
TeucriumSugarFund Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Teucrium Sugar Fund
Trading Symbol	CANE
Security Exchange Name	NYSE
TeucriumSoybeanFund Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Teucrium Soybean Fund
Trading Symbol	SOYB
Security Exchange Name	NYSE
TeucriumWheatFund Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Teucrium Wheat Fund
Trading Symbol	WEAT
Security Exchange Name	NYSE
TeucriumAgriculturalFund Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Teucrium Agricultural Fund
Trading Symbol	TAGS
Security Exchange Name	NYSE
rccSpotBitcoinAndCarbonCreditFuturesEtf7 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	7RCC Spot Bitcoin and Carbon Credit Futures ETF
Trading Symbol	BTCK
Security Exchange Name	NYSE